Liabilities under Tax Receivable Agreement - Additional information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 01, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Liabilities Under Tax Receivable Agreement [Line Items]
Percentage of tax benefit paid to equity owner		85.00%		85.00%
Payments for tax receivable agreement		$ 0	$ 0	$ 0	$ 0
Funko Acquisition Holdings, L.L.C. [Member]
Liabilities Under Tax Receivable Agreement [Line Items]
Percentage of tax benefits required to pay under the tax receivable agreement		85.00%
Liabilities recognized under tax receivable agreement		$ 18,600		6,800
Penalties and Interest Accrued		25,400		6,800
Funko Acquisition Holdings, L.L.C. [Member] | Accrued Expenses and Other Current Liabilities [Member]
Liabilities Under Tax Receivable Agreement [Line Items]
Penalties and Interest Accrued		$ 2,100		$ 300
Tax Receivable Agreement [Member]
Liabilities Under Tax Receivable Agreement [Line Items]
Percentage of tax benefits required to pay under the tax receivable agreement	85.00%